Leases – The Group as a lessee	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Leases – The Group as a lessee

15. Leases – The Group as a lessee

Nature of the Group’s leasing activities

The Group has lease contracts for land, buildings, machineries and equipment. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group regularly enters into short-term leases of 12 months or less for certain plant and equipment and machineries. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

(a) Carrying amounts

ROU assets classified within property, plant and equipment

	2025	2024
	US$	US$
Carrying amounts
Leasehold land and buildings	1,906,772	2,040,813
Motor vehicles	164,866	89,683
	2,071,638	2,130,496

(b) Depreciation charge during the financial year

	2025	2024
	US$	US$

Leasehold land and buildings	237,642	231,952
Plant and equipment	-	270
Motor vehicles	30,629	40,958
	268,271	273,180

Interest expense

	2025	2024
	US$	US$

Interest expense on lease liabilities	61,362	53,725

(c) Short-term leases

	2025	2024
	US$	US$

Expense relating to short-term leases	309,317	142,441
Repayment of lease principal and interest	278,893	249,510
Total cash outflow for leases	588,210	391,951

Note: Amount includes payments of principal and interest portion of lease liabilities and short-term leases.

For both years, the Group leases various offices and machineries for its operations. Lease contracts are entered into for fixed term of 1 month to 30 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. At the end of the current financial year, subject to the fulfilment of certain conditions, the lease for one of the properties was extended by 20 years, ending in November 2050.

OIO Group

Notes to the Consolidated Financial Statements for the Financial Years ended December 31, 2025 and 2024

15. Leases – The Group as a lessee (continued)

The Group regularly enters into short-term leases for certain office premises. As at December 31, 2025 and 2024, the portfolio of short-term leases was similar to the portfolio of short-term leases to which the short-term leases expense is disclosed above.

(d) Addition of ROU assets during the financial year ended December 31, 2025 was US$103,462 (2024: US$273,459)

(e) Lease liabilities

	2025	2024
	US$	US$
Current	301,143	221,254
Non-current	1,831,126	1,926,702
	2,132,269	2,147,956